Leases	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
Note I—Leases
The Company is obligated under operating leases for certain real estate and office equipment assets. Certain leases contained predetermined fixed escalation of minimum rents at rates ranging from 2.5% to 5.4% per annum and renewal options that could extend certain leases to up to five additional years. As of December 31, 2020, the future annual minimum lease payments for operating leases are as follows:

	2021	2022	2023	2024	2025	Thereafter	Total
Future annual minimum lease payments	$1,449	$1,010	$703	$527	$460	$431	$4,580

The Company records rent expense on a straight-line basis over the life of the lease. Rent expense under all leases for the Successor Period 2020, Predecessor 2020 Period, Predecessor 2019 Period, and Predecessor 2018 Period was $198, $367, $323, and $290, respectively.

Note G – Leases
The Company is obligated under operating leases for certain real estate and office equipment assets. Certain leases contained predetermined fixed escalation of minimum rents at rates ranging from 2.5% to 5.4% per annum and renewal options that could extend certain leases to up to five additional years.
The Company records rent expense on a straight-line basis over the life of the lease. Rent expense under all leases for the three months ended September 30, 2021 (Successor), three months ended September 30, 2020 (Successor), three months ended September 30, 2020 (Predecessor), nine months ended September 30, 2021 (Successor), period from May 22 through September 30, 2020 (Successor), and nine months ended September 30, 2020 (Predecessor) was $404, $45, $134, $1,155, $45, and $336, respectively.